Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2014
Financial Instruments [Abstract]
Schedule of Carrying Values and estimated Fair Values of financial instruments

	Carrying Amount June 30, 2014	Fair Value June 30, 2014	Carrying Amount December 31, 2013	Fair Value December 31, 2013
Financial assets/(liabilities)
Cash and cash equivalents	229,727	229,727	162,237	162,237
Restricted cash	8,148	8,148	9,527	9,527
Investments	1,000	1,000	1,000	1,000
Debt	(1,362,460)	(1,361,007)	(1,380,298)	(1,378,753)

Schedule of Derivative Instruments - Statements of financial position location

		Asset Derivatives		Liability Derivatives
		June 30, 2014	December 31, 2013	June 30, 2014	December 31, 2013
Derivative	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value
Derivatives designated as hedging instruments
Interest rate swaps	Current portion of financial instruments - Fair value	—	—	2,704	2,365
	Financial instruments - Fair value, net of current portion	—	1,401	3,365	2,445

Subtotal		—	1,401	6,069	4,810

Derivatives not designated as hedging instruments
Interest rate swaps	Current portion of financial instruments - Fair value	—	—	2,346	3,597
	Financial instruments - Fair value, net of current portion	—	—	1,419	1,582
Bunker swaps	Current portion of financial instruments-Fair value	97	140	—	—
	Financial instruments-Fair value, net of current portion	—	37	—	—

Subtotal		97	177	3,765	5,179

Total derivatives		97	1,578	9,834	9,989

Schedule of Cash Flow Hedges - Gain/(Loss) Recognized In Accumulated Other Comprehensive Loss on Derivative

	Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)
Derivative	Amount Three months ended June 30,		Amount Six months ended June 30,
	2014	2013	2014	2013
Interest rate swaps	(2,900)	(229)	(4,371)	(437)

Total	(2,900)	(229)	(4,371)	(437)

Schedule of Cash Flow Hedges - Gain/(Loss) Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion)

	Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)
Derivative	Location	Amount Three months ended June 30,		Amount Six months ended June 30,
		2014	2013	2014	2013
Interest rate swaps	Depreciation expense	(38)	(38)	(77)	(67)
Interest rate swaps	Interest and finance costs, net	(879)	(3,689)	(1,786)	(5,513)

Total		(917)	(3,727)	(1,863)	(5,580)

Schedule of Derivatives Not Designated As Hedging Instruments - Net Realized and Unrealized Gain (Loss) Recognized on Statement Of Operations

	Gain (Loss) Recognized on Derivative
Derivative	Location	Amount Three months ended June 30,	Amount Six months ended June 30,
		2014	2013	2014	2013
Interest rate swaps	Interest and finance costs, net	(215)	457	(767)	760
Bunker swaps	Interest and finance costs, net	76	(423)	(39)	(331)

Total		(139)	34	(806)	429

Schedule of Fair Value Assets and Liabilities measured on Recurring basis

Recurring measurements	June 30, 2014	December 31, 2013
Interest rate swaps	(9,833)	(8,588)
Bunker swaps	97	177

	(9,736)	(8,411)

Schedule of Fair Value Items measured on Nonrecurring basis

Nonrecurring basis	June 30, 2014	December 31, 2013
Vessels	$-	$95,250

	$-	$95,250